Fair Value Measurement - Summary of Activities Related to Fair Value of the Loans Acquired or Purchased (Details) - Loans At Fair Value ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value at inception of loans acquired/purchased	¥ 7,067,271
Cash collection	(6,638,596)
Change in fair value	(47,282)
Fair value of loans acquired/purchased at end of the year (Level 3)	¥ 381,393